32. Disposal of assets and other changes in organizational structure (Detail Narrative) - USD ($) $ in Millions							12 Months Ended
	Jun. 30, 2020	Jan. 14, 2020	Mar. 21, 2018	Jan. 02, 2018	Nov. 22, 2016	Jul. 28, 2016	Dec. 31, 2020
Petrobras Oil & Gas B.V.(PO&GBV) [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Description transaction in disposal of assets		At the closing, the Company received US$ 276, additional US$ 25 was received in June 2020, and the remaining US$ 123 to be received as soon as the Abgami field redetermination process is implemented, up to five years after the transaction closing.
Transaction closed amount		$ 1,454
Dividend received				$ 1,030
Pampo and Enchova groups [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Description transaction in disposal of assets							The amount received at the transaction closing in addition to the US$ 53 paid to Petrobras upon the contract signing, totaling US$ 419.
Amount received from sale of fields							$ 366
Contingent assets to be recognized							$ 650
Macau group [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Description transaction in disposal of assets							Petrobras held a 100% interest in all these concessions, except for the Sanhaçu field, in which it held a 50% interest (the other 50% belongs to Petrogal).
TAG [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Dividend received	$ 21
Gain on the transaction	$ 43
Bauna [Member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Description transaction in disposal of assets							the transaction was closed with the payment of US$ 150, which adds up to the US$ 50 already paid at the contract signing. The remaining balance of US$ 40 will be paid in 18 monthly installments after the transaction closing. In addition, a contingent installment of US$ 285 may be paid by 2026, depending on future oil prices negotiated between the parties.
Other operations [Member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Percentage of disposal interest						66.00%
Disposal amount						$ 2,500
Installment amount received			$ 300		$ 1,250	$ 950
Transaction pending two [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Description transaction in disposal of assets							(i) US$ 7.5 was paid at the contract signing; (ii) US$ 92.5 to be paid at the closing of the transaction, subject to price adjustments. In addition, there is a contingent payment amounting to US$ 20 subject to a new discovery in the field.
Transaction pending three [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Description transaction in disposal of assets							(i) US$ 9 was paid at the contract signing; (ii) US$ 16 to be paid at the transaction closing; and (iii) US$ 10 to be paid in twelve months after the transaction closing.
Transaction pending four [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Description transaction in disposal of assets							(i) US$ 4 was paid at the contract signing; (ii) US$ 31 to be paid at the transaction closing; (iii) US$ 16 to be paid in thirty months after the transaction closing. In addition, there is the contingent payment of up to US$ 43 provided for in the contract, depending on future oil prices negotiated between the parties.
Transaction pending five [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Description transaction in disposal of assets							(i) US$ 11 paid at the contract signing; and (ii) US$ 26 to be paid at the transaction closing. In addition, there are up to US$ 118 of contingent payments, of which US$ 88 depending on future oil prices negotiated between the parties, and US$ 30 conditioned to the ANP approval of the extension of the concession terms for nine fields considered major by the acquirer (São Mateus, Rio Itaúnas, Cedro Farm, Lagoa Suruaca, São Jorge Farm, São Mateus River, Campo Grande, Mariricu and Mariricu Norte).
Transaction pending six [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Description transaction in disposal of assets							(a) US$ 6 were paid at the contract signing; and (b) US$ 56 to be paid at the transaction closing.
Transaction pending seven [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Description transaction in disposal of assets							(i) US$ 10 was paid at the contract signing; and (ii) US$ 240 to be paid at the transaction closing.
Transaction pending eight [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Description transaction in disposal of assets							(i) US$ 4 was paid at the contract signing; (ii) US$ 21 to be paid at the transaction closing; and (iii) US$ 5 to be paid in twelve months after the transaction closing.
Transaction pending nine [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Description of terms draw drown from escrow account							PBio will be able to draw down US$ 49 (R$ 255 million) from the escrow account at the transaction closing, and US$ 13 (R$ 67 million) will draw down for the indemnification of eventual contingencies and released according to the terms and conditions set forth in the contract.
Transaction pending eleven [member]
DisclosureDisposalOfAssetsAndOtherChangesInOrganizationalStructureLineItems [Line Items]
Description transaction in disposal of assets							US$ 4 (R$ 23 million) at the signing of the contract and US$ 13 (R$ 67 million) at the transaction closing, subject to price adjustments provided for in the contracts.